Condensed Consolidated Financial Statements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Three months ended June 30, 2013

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$525	$(101)	$—	$356	$270
Cost of goods sold	475	(104)	—	339	240

Gross Margin	50	3	—	17	30
Selling, general and administrative expenses	41	(1)	4	31	7

Income from Operations	9	4	(4)	(14)	23
Interest and debt expense	(35)	—	137	(161)	(11)
Other income (expense)	26	—	—	13	13
Equity in earnings of subsidiary	—	106	(106)	—	—

Income (Loss) before Income Taxes	—	110	27	(162)	25
Income tax benefit (provision)	(1)	—	(40)	40	(1)

Net Income (Loss)	(1)	110	(13)	(122)	24
Income attributable to noncontrolling interest	12	—	—	12	—

Net Income (Loss) attributable to Tronox Limited	$(13)	$110	$(13)	$(134)	$24

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Six months ended June 30, 2013

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$995	$(195)	$—	$668	$522
Cost of goods sold	913	(172)	—	642	443

Gross Margin	82	(23)	—	26	79
Selling, general and administrative expenses	92	(2)	9	66	19

Income from Operations	(10)	(21)	(9)	(40)	60
Interest and debt expense	(62)	—	273	(324)	(11)
Loss on extinguishment of debt	(4)	—	—	(3)	(1)
Other income (expense)	32	—	1	11	20
Equity in earnings of subsidiary	—	256	(256)	—	—

Income (Loss) before Income Taxes	(44)	235	9	(356)	68
Income tax benefit (provision)	(2)	—	(78)	91	(15)

Net Income (Loss)	(46)	235	(69)	(265)	53
Income attributable to noncontrolling interest	24	—	—	24	—

Net Income (Loss) attributable to Tronox Limited	$(70)	$235	$(69)	$(289)	$53

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Three months ended June 30, 2012

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$429	$(33)	$—	$363	$99
Cost of goods sold	304	(42)	—	266	80

Gross Margin	125	9	—	97	19
Selling, general and administrative expenses	103	(1)	38	58	8

Income from Operations	22	10	(38)	39	11
Interest and debt expense	(14)	—	24	(36)	(2)
Other income (expense)	(3)	1	—	49	(53)
Gain on bargain purchase	1,055	—	1,055	—	—
Equity in earnings of subsidiary	—	1,026	(991)	(35)	—

Income (Loss) before Income Taxes	1,060	1,037	50	17	(44)
Income tax benefit (provision)	84	—	4	59	21

Net Income (Loss)	1,144	1,037	54	76	(23)
Income attributable to noncontrolling interest	—	—	—	—	—

Net Income (Loss) attributable to Tronox Limited	$1,144	$1,037	$54	$76	$(23)

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Six months ended June 30, 2012

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$863	$(51)	$—	$727	$187
Cost of goods sold	581	(55)	—	499	137

Gross Margin	282	4	—	228	50
Selling, general and administrative expenses	147	(2)	38	99	12

Income from Operations	135	6	(38)	129	38
Interest and debt expense	(22)	—	24	(41)	(5)
Other income (expense)	(4)	38	—	14	(56)
Gain on bargain purchase	1,055	—	1,055	—	—
Equity in earnings of subsidiary	—	989	(991)	2	—

Income (Loss) before Income Taxes	1,164	1,033	50	104	(23)
Income tax benefit (provision)	66	—	4	59	3

Net Income (Loss)	1,230	1,033	54	163	(20)
Income attributable to noncontrolling interest	—	—	—	—	—

Net Income (Loss) attributable to Tronox Limited	$1,230	$1,033	$54	$163	$(20)

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$1,832	$(153)	$—	$1,340	$645
Cost of goods sold	1,568	(104)	—	1,057	615

Gross Margin	264	(49)	—	283	30
Selling, general and administrative expenses	239	(4)	98	115	30

Income (Loss) from Operations	25	(45)	(98)	168	—
Interest and debt expense	(65)	—	297	(356)	(6)
Other income (expense)	(7)	432	(95)	(336)	(8)
Gain on bargain purchase	1,055	—	1,055	—	—
Equity in earnings of subsidiary	—	1,142	(1,144)	2	—

Income (Loss) from Continuing Operations before Income Taxes	1,008	1,529	15	(522)	(14)
Income tax benefit (provision)	125	—	(60)	139	46

Net Income (Loss)	1,133	1,529	(45)	(383)	32
Net loss attributable to noncontrolling interest	1	—	—	1	—

Net Income (Loss) attributable to Tronox Limited	$1,134	$1,529	$(45)	$(382)	$32

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Eleven Months Ended December 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$1,543	$9	$—	$1,207	$327
Cost of goods sold	1,104	22	—	856	226

Gross Margin	439	(13)	—	351	101
Selling, general and administrative expenses	152	(3)	—	142	13
Litigation/arbitration settlement	(10)	—	—	(10)	—
Provision for environmental remediation and restoration, net of reimbursements	(5)	—	—	(5)	—

Income (Loss) from Operations	302	(10)	—	224	88
Interest and debt expense	(30)	—	—	(20)	(10)
Other income (expense)	(10)	31	—	(35)	(6)
Equity in earnings of subsidiary	—	(72)	—	72	—

Income (Loss) from Continuing Operations before Income Taxes	262	(51)	—	241	72
Income tax benefit (provision)	(20)	—	—	6	(26)

Income (Loss) from Continuing Operations	$242	$(51)	$—	$247	$46

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

One Month Ended January 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$108	$(23)	$—	$111	$20
Cost of goods sold	83	(22)	—	89	16

Gross Margin	25	(1)	—	22	4
Selling, general and administrative expenses	5	(1)	—	5	1

Income from Operations	20	—	—	17	3
Interest and debt expense	(3)	—	—	(3)	—
Other income (expense)	615	2	—	550	63
Equity in earnings of subsidiary	—	(63)	—	63	—

Income (Loss) from Continuing Operations before Income Taxes	632	(61)	—	627	66
Income tax provision	(1)	—	—	(1)	—

Net Income (Loss)	$631	$(61)	$—	$626	$66

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Year Ended December 31, 2010

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$1,218	$(299)	$—	$1,240	$277
Cost of goods sold	996	(289)	—	1,047	238

Gross Margin	222	(10)	—	193	39
Selling, general and administrative expenses	59	(9)	—	56	12
Provision for environmental remediation and restoration, net of reimbursements	(47)	—	—	(47)	—

Income (Loss) from Operations	210	(1)	—	184	27
Interest and debt expense	(50)	—	—	(38)	(12)
Other income (expense)	(153)	121	—	(159)	(115)
Equity in earnings of subsidiary	—	114	—	(114)	—

Income (Loss) from Continuing Operations before Income Taxes	7	234	—	(127)	(100)
Income tax benefit (provision)	(2)	(1)	—	6	(7)

Income (Loss) from Continuing Operations	5	233	—	(121)	(107)
Income from discontinued operations	1	—	—	1	—

Net Income (Loss)	$6	$233	$—	$(120)	$(107)

CONDENSED CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

Three months ended June 30, 2013

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$(1)	$110	$(13)	$(122)	$24
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	(82)	—	—	—	(82)
Amortization of actuarial losses, net of taxes	(1)	—	—	—	(1)

Other comprehensive income (loss)	(83)	—	—	—	(83)

Total comprehensive income (loss)	(84)	110	(13)	(122)	(59)

Comprehensive income (loss) attributable to noncontrolling interest:
Net income	12	—	—	12	—
Foreign currency translation adjustments	(23)	—	—	(23)	—

Comprehensive income (loss) attributable to noncontrolling interest	(11)	—	—	(11)	—

Comprehensive income (loss) attributable to Tronox Limited	$(73)	$110	$(13)	$(111)	$(59)

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

Six months ended June 30, 2013

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$(46)	$235	$(69)	$(265)	$53
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	(201)	—	—	—	(201)
Amortization of actuarial losses, net of taxes	—	—	—	—	—

Other comprehensive income (loss)	(201)	—	—	—	(201)

Total comprehensive income (loss)	(247)	235	(69)	(265)	(148)

Comprehensive income (loss) attributable to noncontrolling interest:
Net income	24	—	—	24	—
Foreign currency translation adjustments	(51)	—	—	(51)	—

Comprehensive income (loss) attributable to noncontrolling interest	(27)	—	—	(27)	—

Comprehensive income (loss) attributable to Tronox Limited	$(220)	$235	$(69)	$(238)	$(148)

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

Three months ended June 30, 2012

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$1,144	$1,037	$54	$76	$(23)
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	26	—	—	1	25
Retirement and postretirement plans adjustments, net of tax	—	—	—	(17)	17
Deferred Tax	—	—	—	(3)	3

Other comprehensive income (loss)	26	—	—	(19)	45

Total comprehensive income	1,170	1,037	54	57	22

Comprehensive income attributable to noncontrolling interest:
Foreign currency translation adjustments	10	—	—	10	—

Comprehensive income attributable to noncontrolling interest	10	—	—	10	—

Comprehensive income attributable to Tronox Limited	$1,160	$1,037	$54	$47	$22

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

Six months ended June 30, 2012

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$1,230	$1,033	$54	$163	$(20)
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	33	20	—	(1)	14
Retirement and postretirement plans adjustments, net of tax	—	—	—	(20)	20
Deferred Tax	—	—	—	(3)	3

Other comprehensive income (loss)	33	20	—	(24)	37

Total comprehensive income	1,263	1,053	54	139	17

Comprehensive income attributable to noncontrolling interest:
Foreign currency translation adjustments	10	—	—	10	—

Comprehensive income attributable to noncontrolling interest	10	—	—	10	—

Comprehensive income attributable to Tronox Limited	$1,253	$1,053	$54	$129	$17

CONDENSED CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME

Year Ended December 31, 2012

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$1,133	$1,529	$(45)	$(383)	$32
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	10	18	—	(2)	(6)
Amortization of actuarial losses	(48)	—	—	(47)	(1)

Other comprehensive income (loss)	(38)	18	—	(49)	(7)

Total comprehensive income (loss)	$1,095	$1,547	$(45)	$(432)	$25

Comprehensive income attributable to noncontrolling interest:
Net loss	1	—	—	1	—
Foreign currency translation adjustments	(1)	—	—	(1)	—

Comprehensive income attributable to noncontrolling interest	—	—	—	—	—

Comprehensive income (loss) attributable to Tronox Limited	$1,095	$1,547	$(45)	$(432)	$25

CONDENSED CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME

Eleven Months Ended December 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$242	$(51)	$—	$247	$46
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	(6)	—	—	(130)	124
Amortization of actuarial losses	(51)	—	—	(37)	(14)

Other comprehensive income (loss)	(57)	—	—	(167)	110

Total comprehensive income (loss)	$185	$(51)	$—	$80	$156

CONDENSED CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME

One Month Ended January 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$631	$(61)	$—	$626	$66
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	1	—	—	—	1
Amortization of prior service cost	(1)	—	—	—	(1)

Other comprehensive income	—	—	—	—	—

Total comprehensive income (loss)	$631	$(61)	$—	$626	$66

CONDENSED CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME

Year Ended December 31, 2010

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$6	$233	$—	$(120)	$(107)
Other Comprehensive Loss:
Foreign currency translation adjustments	(10)	—	—	(3)	(7)
Retirement and postretirement plans adjustments	(13)	—	—	(9)	(4)

Other comprehensive loss	(23)	—	—	(12)	(11)

Total comprehensive income (loss)	$(17)	$233	$—	$(132)	$(118)

CONDENSED CONSOLIDATED BALANCE SHEETS

GUARANTOR CONDENSED CONSOLIDATED BALANCE SHEETS

As of June 30, 2013

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Assets
Cash and cash equivalents	$1,389	$—	$398	$882	$109
Investment in subsidiaries	—	(1,132)	(878)	1,553	457
Other current assets	1,265	(9,173)	6,285	2,048	2,105
Property, plant and equipment, net	1,309	—	—	729	580
Mineral leaseholds, net	1,321	—	—	766	555
Other assets	563	—	(3)	382	184

Total Assets	$5,847	$(10,305)	$5,802	$6,360	$3,990

Liabilities and Shareholders’ Equity
Current liabilities	$336	$(1,155)	$473	$842	$176
Long-term debt	2,390	—	—	901	1,489
Other long-term liabilities	531	(7,947)	933	7,136	409

Total Liabilities	3,257	(9,102)	1,406	8,879	2,074
Total Shareholders’ Equity	2,590	(1,203)	4,396	(2,519)	1,916

Total Liabilities and Equity	$5,847	$(10,305)	$5,802	$6,360	$3,990

GUARANTOR CONDENSED CONSOLIDATED BALANCE SHEETS

As of December 31, 2012

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Assets
Cash and cash equivalents	$716	$—	$533	$82	$101
Investment in subsidiaries	—	(1,595)	(622)	1,760	457
Other current assets	1,457	(8,300)	6,047	2,181	1,529
Property, plant and equipment, net	1,423	—	—	747	676
Mineral leaseholds, net	1,439	—	—	796	643
Other assets	476	—	(3)	401	78

Total Assets	$5,511	$(9,895)	$5,955	$5,967	$3,484

Liabilities and Shareholders’ Equity
Current liabilities	$467	$(539)	$560	$133	$313
Long-term debt	1,605	—	—	902	703
Other long-term liabilities	557	(7,709)	882	6,978	406

Total Liabilities	2,629	(8,248)	1,442	8,013	1,422
Total Shareholders’ Equity	2,882	(1,647)	4,513	(2,046)	2,062

Total Liabilities and Equity	$5,511	$(9,895)	$5,955	$5,967	$3,484

CONDENSED CONSOLIDATED BALANCE SHEETS

December 31, 2012

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Assets
Cash and cash equivalents	$716	$—	$533	$82	$101
Investment in subsidiaries	—	(1,595)	(622)	1,760	457
Other current assets	1,457	(8,300)	6,047	2,181	1,529
Property, plant and equipment, net	1,423	—	—	747	676
Mineral leaseholds, net	1,439	—	—	796	643
Other assets	476	—	(3)	401	78

Total Assets	$5,511	$(9,895)	$5,955	$5,967	$3,484

Liabilities and Shareholders’ Equity
Current liabilities	$467	$(539)	$560	$133	$313
Long-term debt	1,605	—	—	902	703
Other long-term liabilities	557	(7,709)	882	6,978	406

Total Liabilities	2,629	(8,248)	1,442	8,013	1,422
Total Equity	2,882	(1,647)	4,513	(2,046)	2,062

Total Liabilities and Equity	$5,511	$(9,895)	$5,955	$5,967	$3,484

CONDENSED CONSOLIDATED BALANCE SHEETS

December 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Assets
Cash and cash equivalents	$154	$—	$—	$104	$50
Investment in subsidiaries	—	(1,027)	—	570	457
Other current assets	615	(629)	—	918	326
Property, plant and equipment, net	504	—	—	450	54
Mineral leaseholds, net	38	—	—	38	—
Other assets	346	—	—	336	10

Total Assets	$1,657	$(1,656)	$—	$2,416	$897

Liabilities and Shareholders’ Equity
Current liabilities	$281	$(47)	$—	$267	$61
Long-term debt	421	—	—	421	—
Other long-term liabilities	203	(574)	—	211	566

Total Liabilities	905	(621)	—	899	627
Total Shareholders’ Equity	752	(1,035)	—	1,517	270

Total Liabilities and Equity	$1,657	$(1,656)	$—	$2,416	$897

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

Six months ended June 30, 2013

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income (loss)	$(46)	$235	$(70)	$(265)	$54
Other	125	(235)	(9)	1,094	(725)

Cash provided by (used in) operating activities	79	—	(79)	829	(671)

Cash Flows from Investing Activities:
Capital expenditures	(79)	—	—	(31)	(48)

Cash used in investing activities	(79)	—	—	(31)	(48)

Cash Flows from Financing Activities
Repayments of debt	(180)	—	—	(1)	(179)
Proceeds from borrowings	945	—	—	—	945
Debt issuance costs	(28)	—	—	—	(28)
Dividends paid	(57)	—	(57)	—	—
Proceeds from the conversion of warrants	1	—	1	—	—

Cash provided by (used in) financing activities	681	—	(56)	(1)	738

Effects of Exchange Rate Changes on Cash and Cash Equivalents	(8)	—	—	—	(8)

Net Increase (Decrease) in Cash and Cash Equivalents	673	—	(135)	797	11
Cash and Cash Equivalents at Beginning of Period	716	—	533	85	98

Cash and Cash Equivalents at End of Period	$1,389	$—	$398	$882	$109

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

Six months ended June 30, 2012

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income (loss)	$1,230	$1,033	$54	$163	$(20)
Gain on bargain purchase	(1,055)	—	(1,055)	—	—
Other	(222)	(1,033)	1,082	333	(604)

Cash provided by (used in) operating activities	(47)	—	81	496	(624)

Cash Flows from Investing Activities:
Capital expenditures	(48)	—	—	(40)	(8)
Cash pain the acquisition of mineral sands business	(1)	—	(1)	—	—
Cash received in acquisition of mineral sands business	115	—	115	—	—

Cash provided by (used in) investing activities	66	—	114	(40)	(8)

Cash Flows from Financing Activities
Reductions of debt	(554)	—	—	(421)	(133)
Proceeds from borrowings	777	—	—	—	777
Debt issuance costs	(20)	—	—	—	(20)
Merger consideration	(193)	—	(193)	—	—
Class A ordinary share repurchases	(2)	—	(2)	—	—

Cash provided by (used in) financing activities	8	—	(195)	(421)	624

Effects of Exchange Rate Changes on Cash and Cash Equivalents	5	—	—	1	4

Net Increase (Decrease) in Cash and Cash Equivalents	32	—	—	36	(4)
Cash and Cash Equivalents at Beginning of Period	154	—	—	107	47

Cash and Cash Equivalents at End of Period	$186	$—	$—	$143	$43

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

Year Ended December 31, 2012

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income (loss)	$1,133	$1,529	$(45)	$(383)	$32
Gain on bargain purchase	(1,055)	—	(1,055)	—	—
Other	40	(1,529)	2,098	(18)	(511)

Cash provided by (used in) operating activities	118	—	998	(401)	(479)

Cash Flows from Investing Activities:
Capital expenditures	(166)	—	—	(89)	(77)
Cash paid in acquisition of mineral sands business	(1)	—	(1)	—	—
Cash received in acquisition of mineral sands business	115	—	115	—	—

Cash provided by (used in) investing activities	(52)	—	114	(89)	(77)

Cash Flows from Financing Activities
Reductions of debt	(585)	—	—	(481)	(104)
Proceeds from borrowings	1,707	—	—	960	747
Debt issuance costs	(38)	—	—	(19)	(19)
Merger consideration	(193)	—	(193)	—	—
Class A ordinary shares repurchases	(326)	—	(326)	—	—
Shares purchased for the Employee Participation Plan	(15)	—	—	—	(15)
Paid dividends	(61)	—	(61)	—	—
Proceeds from conversion of warrants	1	—	1	—	—

Cash provided by (used in) financing activities	490	—	(579)	460	609

Effects of Exchange Rate Changes on Cash and Cash Equivalents	6	—	—	8	(2)

Net Increase (Decrease) in Cash and Cash Equivalents	562	—	533	(22)	51
Cash and Cash Equivalents at Beginning of Period	154	—	—	104	50

Cash and Cash Equivalents at End of Period	$716	$—	$533	$82	$101

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

Eleven Months Ended December 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income (loss)	$242	$(51)	$—	$247	$46
Other	21	51	—	(36)	6

Cash provided by operating activities	263	—	—	211	52

Cash Flows from Investing Activities:
Capital expenditures	(133)	—	—	(125)	(8)
Proceeds from the sale of assets	1	—	—	1	—

Cash used in investing activities	(132)	—	—	(124)	(8)

Cash Flows from Financing Activities
Reductions of debt	(45)	—	—	(45)	—
Proceeds from borrowings	14	—	—	14	—
Debt issuance costs and commitment fees	(5)	—	—	(5)	—
Proceeds from conversion of warrants	1	—	—	1	—

Cash used in financing activities	(35)	—	—	(35)	—

Effects of Exchange Rate Changes on Cash and Cash Equivalents	(3)	—	—	—	(3)

Net Increase in Cash and Cash Equivalents	93	—	—	52	41
Cash and Cash Equivalents at Beginning of Period	61	—	—	52	9

Cash and Cash Equivalents at End of Period	$154	$—	$—	$104	$50

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

One Month Ended January 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income (loss)	$631	$(61)	$—	$626	$66
Reorganization items	(954)	—	—	(954)	—
Other	40	61	—	61	(82)

Cash used in operating activities	(283)	—	—	(267)	(16)

Cash Flows from Investing Activities:
Capital expenditures	(6)	—	—	(6)	—

Cash used in investing activities	(6)	—	—	(6)	—

Cash Flows from Financing Activities
Proceeds from borrowings	25	—	—	25	—
Debt issuance costs and commitment fees	(2)	—	—	(2)	—
Proceeds from rights offering	185	—	—	185	—

Cash provided by financing activities	208	—	—	208	—

Effects of Exchange Rate Changes on Cash and Cash Equivalents	—	—	—	—	—

Net Decrease in Cash and Cash Equivalents	(81)	—	—	(65)	(16)
Cash and Cash Equivalents at Beginning of Period	142	—	—	117	25

Cash and Cash Equivalents at End of Period	$61	$—	$—	$52	$9

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

Year Ended December 31, 2010

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income (loss)	$6	$233	$—	$(120)	$(107)
Other	71	(233)	—	185	119

Cash provided by operating activities	77	—	—	65	12

Cash Flows from Investing Activities:
Capital expenditures	(45)	—	—	(38)	(7)

Cash used in investing activities	(45)	—	—	(38)	(7)

Cash Flows from Financing Activities
Reductions of debt	(425)	—	—	(425)	—
Proceeds from borrowings	425	—	—	425	—
Debt issuance costs	(15)	—	—	(15)	—
Fees related to rights offering and other related debt costs	(17)	—	—	(17)	—

Cash used in financing activities	(32)	—	—	(32)	—

Effects of Exchange Rate Changes on Cash and Cash Equivalents	(1)	—	—	(1)	—

Net Increase (Decrease) in Cash and Cash Equivalents	(1)	—	—	(6)	5
Cash and Cash Equivalents at Beginning of Period	143	—	—	123	20

Cash and Cash Equivalents at End of Period	$142	$—	$—	$117	$25